GOODWILL AND INTANGIBLE ASSETS, NET (Tables) - Rocket Lab USA, Inc.	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Schedule of Changes in the Carrying Amount of Goodwill
The following table presents the changes in the carrying amount of goodwill for the Space Systems reportable segment for the six months ended June 30, 2021:

Balance at December 31, 2020	$3,133
Foreign currency translation adjustment	144

Balance at June 30, 2021	$3,277

The following table presents the changes in the carrying amount of goodwill by reportable segment for the years ended December 31:

	Launch Services	Space Systems	Total
Balance at December 31, 2019	$—	$—	$—
Acquisitions	—	2,895	2,895
Foreign currency translation adjustment	—	238	238

Balance at December 31, 2020	$—	$3,133	$3,133

Components of Intangible Assets
The components of intangible assets consisted of the following as of June 30, 2021:

	June 30, 2021
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Finite-Lived Intangible Assets
Developed technology	$10,414	$(1,748)	$8,666
Capitalized software	3,758	(2,683)	1,075
Customer relationships	679	(266)	413
Non-compete agreement	226	(67)	159
Capitalized intellectual property	225	(66)	159
Trademarks and tradenames	153	(49)	104
Indefinite-Lived Intangible Assets
In-process research and development	113	—	113

Total	$15,568	$(4,879)	$10,689

The components of intangible assets consisted of the following as of December 31:

	2020
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Finite-Lived Intangible Assets
Developed technology	$10,090	$(973)	$9,117
Capitalized software	3,541	(2,379)	1,162
Customer relationships	658	(148)	510
Non-compete agreement	219	(37)	182
Capitalized intellectual property	199	(51)	148
Trademarks and tradenames	149	(29)	120
Backlog	55	(55)	—
Indefinite-Lived Intangible Assets
In-process research and development	110	—	110

Total	$15,021	$(3,672)	$11,349

	2019
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Finite-Lived Intangible Assets
Capitalized software	$2,259	$(1,118)	$1,141
Capitalized intellectual property	329	(141)	188

Total	$2,588	$(1,259)	$1,329

Summary of Amortization expense
Amortization expense recorded in the condensed consolidated statements of operations and comprehensive loss during the six months ended June 30, 2021 and 2020, respectively consisted of the following:

	Six-Months Ended June 30,
Amortization expense	2021	2020
Cost of revenues.	$236	$141
Research and development, net	743	12
Selling, general and administrative	313	513

Total amortization expense	1,292	666

Schedule of Estimated Future Amortization Expense Related to Finite Intangible Assets
The following table outlines the estimated future amortization expense related to intangible assets held as of June 30, 2021:

2021 (for the remaining period)	$1,190
2022	2,112
2023	1,768
2024	1,624
2025	1,523
Thereafter	2,472

Total	$10,689

The following table outlines the estimated future amortization expense related to finite intangible assets held as of December 31:

2021	$2,353
2022	2,040
2023	1,717
2024	1,533
2025	1,484
Thereafter	2,112

Total	$11,239